LOANS TO THIRD PARTIES	12 Months Ended
Jun. 30, 2024
LOANS TO THIRD PARTIES
LOANS TO THIRD PARTIES

NOTE 6. LOANS TO THIRD PARTIES

Loans to third parties consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Working fund to third party companies	¥123,055,874	¥208,928,370	$28,749,500
Loans to third parties	¥123,055,874	¥208,928,370	$28,749,500

Loans to third parties are mainly used for short-term funding to support the Company’s external business partners and at the same time the Company can earn interest income from these loans. Most of these loans bear interest of 6% to 15.6% per annum and have terms of no more than one year, except one of the loans to third party has term of three years. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risk associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them. As the date of this report, approximately 1.0%, or ¥2.0 million ($0.3 million) was collected by the Company and the remaining part was expected to be paid in full by end of June 2025.